Derivatives and Concentration of Credit Risk Derivatives and concentration of credit risk Gain (Loss) (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
DerivativeGainLoss [Line Items]
Net gain (loss) on derivatives not designated as hedges (Note 15)		$ 418	$ 434	$ (124)
Energy Related Derivative
DerivativeGainLoss [Line Items]
Payment Made for Settlement of Derivatives			4	11
Payment Received for Settlement of Derivatives		650
Net gain (loss) on derivatives not designated as hedges (Note 15)	[1]	438	515	(57)
Derivatives Related to Physical Marketing Agreements
DerivativeGainLoss [Line Items]
Payment Made for Settlement of Derivatives		33	120	6
Net gain (loss) on derivatives not designated as hedges (Note 15)	[2]	$ (20)	$ (81)	$ (67)

[1]	(a)Includes settlements totaling $650 million for the year ended December 31, 2015, and payments totaling $4 million and $11 million for the years ended December 31, 2014 and 2013, respectively
[2]	(b)Includes payments totaling $33 million, $120 million and $6 million for the years ended December 31, 2015, 2014 and 2013, respectively.